Patrick F. Quan

Secretary

American Funds Developing World Growth and Income Fund

Steuart Tower

1 Market Street, Suite 2000

San Francisco, California 94105

Mailing address:

P.O. Box 7650

San Francisco, California 94120-7650

(415) 393-7110 Tel

pfq@capgroup.com

March 27, 2014

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Developing World Growth and Income Fund
File Nos. 811-22881 and 333-190913

Dear Sir or Madam:

On behalf of American Funds Developing World Growth and Income Fund (the “Fund”), transmitted for filing pursuant to Rule 497 under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information for the Fund. This filing is being made in order to comply with the XBRL requirements applicable to investment companies under Rule 405 of Regulation S-T.

The interactive data files included as an exhibit to this filing relate to the Fund’s definitive prospectus and statement of additional information filed with the U.S. Securities and Exchange Commission on March 7, 2014 pursuant to Rule 497 under the Securities Act of 1933, which are incorporated by reference into this filing.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan

/pfq

Enclosure